Disposals and Impairments (Details) (USD $)	12 Months Ended	1 Months Ended
	Mar. 31, 2014 item	Feb. 26, 2014
Liquids
Disposals and Impairments
Write down of property, plant and equipment	$ 5,300,000
Number of natural gas liquids terminals	1
Water solutions
Disposals and Impairments
Write down of property, plant and equipment	1,500,000
Number of water solutions facilities which experienced damage to property, plant and equipment	2
Gavilon Energy | Natural Gas Storage and Transportation Contracts
Disposals and Impairments
Payments for assignment of contracts	44,800,000
Liability recorded in the acquisition accounting	50,800,000
Amortization of contract liabilities through cost of sales	6,000,000
Gavilon Energy | Natural Gas Storage and Transportation Contracts | Corporate and other
Disposals and Impairments
Operating income	1,400,000
High Sierra
Disposals and Impairments
Proceeds from sale of business		10,800,000
Gain on sale of business		4,400,000
Gain on the sale of the business attributable to noncontrolling interest		1,600,000
High Sierra | Corporate and other
Disposals and Impairments
Operating income	$ 2,300,000